Employee Future Benefits - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	2.97%	2.60%
Discount rate as at December 31	5.27%	3.00%
Expected long-term rate of return on plan assets	5.87%	5.40%
Rate of compensation increase	3.33%	3.30%
Health care cost trend increase as at December 31	0.00%	0.00%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	2.97%	2.60%
Discount rate as at December 31	5.36%	2.97%
Expected long-term rate of return on plan assets	5.00%	4.88%
Rate of compensation increase	0.00%	0.00%
Health care cost trend increase as at December 31	4.48%	4.49%
Health care cost trend rate assumed for next fiscal year	6.17%
Remaining period until health care cost trend rate reaches ultimate trend rate	12 years